Income Taxes Level 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 588	$ 518	$ 122	$ 432
Income tax benefit	$ (26)	$ (349)	$ 384